RELATED PARTY BALANCES AND TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue	¥ 573,158	¥ 145,442	¥ 142,477
Total costs and expenses	491,651	1,023,218	966,500
Amounts due from related parties	879,256	884,006		$ 137,974
Amounts due to related parties	434,127	970,309		$ 68,124
System support services
RELATED PARTY BALANCES AND TRANSACTIONS
Total costs and expenses	135,118	164,671	179,458
Credit assessment services
RELATED PARTY BALANCES AND TRANSACTIONS
Total costs and expenses	56,957	8,022	19,025
Collection services
RELATED PARTY BALANCES AND TRANSACTIONS
Total costs and expenses	17,943	421,726	296,493
Rental of equipment
RELATED PARTY BALANCES AND TRANSACTIONS
Total costs and expenses			4,384
Management consulting services
RELATED PARTY BALANCES AND TRANSACTIONS
Total costs and expenses		669	3,000
Customer calling center services
RELATED PARTY BALANCES AND TRANSACTIONS
Total costs and expenses		40,287
Technical services
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue	85,832
Post-loan management services
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue	44,586
Fund distribution services
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue		7,004	113,930
Sales of goods
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue	170
Customers acquisition and referral services
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue	442,570	138,438	28,547
Total costs and expenses	281,633	387,843	¥ 464,140
Zhuoyue
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	467,214	90,814
Amounts due to related parties		75,017
Puxin
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	123,261	65,542
Amounts due to related parties		9,540
Hengcheng
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	144,961	579,633
Amounts due to related parties	16,361	379,202
Huichuang
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	109,499	105,130
Hainan Xiaodai
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	16,185	3,512
Creditease Puze
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	5,093	2,282
Other related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	13,043	37,093
Amounts due to related parties	30,435	52,784
Hengda Hongyuan
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties	340,216	367,134
Pucheng Credit
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties	31,141	34,834
Huicong International
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties	¥ 15,974	¥ 51,798